                  AH&H PARTNERS FUND LIMITED PARTNERSHIP
                        Report on Financial Statements
                   For the Year Ending December 31, 1997
                             (audited)

                   AH&H PARTNERS FUND LIMITED PARTNERSHIP
                        Report on Financial Statements
                   For the Year Ending December 31, 1997
                              (audited)






                               CONTENTS

                                                            PAGE

          Report of Independent Auditors                     3

          Investment Portfolio
          as of December 31,1997 (audited)                   4-5

          Statement of Assets and Liabilities                 6
          as of December 31,1997 (audited)

          Statement of Operations
          for the year ended December 31, 1997                7
          (audited)

          Statement of Changes in Net Assets
          for the year ended December 31, 1997                8
          (audited)

          Notes to Financial Statements                      9-10

      To the General Partner and Limited Partners of
        AH&H Partners Fund Limited Partnership
      Boston, Massachusetts


                 REPORT OF INDEPENDENT AUDITORS

      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets, present fairly, in all material respects, the financial position of AH&H Partners Fund Limited Partnership (the Partnership) at December 31, 1997, the results of its operations and the changes in its net assets for each of the periods indicated, in conformity with generally accepted accounting principals. These financial statements are the responsibility of the Partnership's management; our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assesing management, and evaluating the overall financial statement presentation.

      We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


                                           Creelman & Smith, P.C.
                                           Certified Public Accountants

     Boston, Massachusetts
     January, 15, 1998
                                     3

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                              Investment Portfolio
                              As of December 31, 1997
                                   (audited)


INDUSTRY & COMPANY                                 Shares     Value

EQUITY SECURITIES - COMMON STOCK     82.9%

    COMMUNICATIONS                    8.4%

     Alpha Industries                              20,000       $322,500
     Dynatech                                       8,500       $398,438
     Natural Microsystems Corp.                    60,000     $2,325,000

    CONSUMER- Electronics            11.5%

      CompUSA, Inc.                                90,000     $2,790,000
      ScanSource                                   70,000     $1,400,000

    CONSUMER-GENERAL

      A.T. Cross                                    60.100       $608,513
      Just for Feet                                 60,000       $787,500
      Party City                                    50,000     $1,612,500
      Safety First                                 112,000       $644,000


     DIVERSIFIED INDUSTRIES           3.0%

      Nashua Corp.                                  95,000     $1,104,375

     ELECTRONIC COMPONENTS           17.2%

      CP Clare Corp.                                11,000     $1,430,000
      PCD, Inc.                                    106,500     $2,502,750
      Unitrode                                      93,000     $1,999,500

    FACTORY AUTOMATION                7.5%

      Concentra                                     150,000      $609,375
      Parametric Technology Corp.                    44,600    $2,112,925


    Information Technology            4.5%

     IMNET Systems                                   36,396       $591,435
     Tier Technology                                 95,328     $1,023,809

    INTERNET                         3.2%

     CMG Information Services                        31,100       $940,775
     Lycos                                            5,625       $232,734



     The accompanying notes are an integral part of these financial statements.
                                        4

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                               Investment Portfolio
                               As of December 31, 1997
                                   (audited)

 INDUSTRY & COMPANY                              Shares       Value

  Equity Securities - Common Stock   82.9%
     MEDICAL                          2.1%

        Ascent Pediatrics                       153,846       $768,268

    Natural Products                  7.0%
        AMBI                                    200,000        $387,500
        Opta Food Ingredients, Inc.             239,000      $1,434,000
        Weider Nutrition                         60,000        $738,750

    Networking                        2.4%
       Shiva                                    100,000        $856,250

    Semiconductors                    3.3%
        Aseco Corp.                             139,820       $1,192,846

    Software                          3.6%%
        INSO Corp                                70,000         $809,375
        Xionics                                 133,200         $507,825

    Total Common Stock    (Cost $25,150,584)                 $30,130,943


    PRIVATE HOLDINGS                  7.3%

       Advanced UroScience, Inc.                 275,000      $1,100,000
       Asymetrix Corp                             52,307        $233,208
       Cerulean Technology-Series B Pfd.         255,546        $250,001
       Cerulean Technology-Series C Pfd.          42,857         $54,000
       Marathon Technologies                      52,083        $624,996
       Sys-Tech Solutions (Common Stock)         149,965         $14,996
       Sys-Tech Solutions- Series A Pfd            2,777        $277,700
       Sys-Tech Solutions0 Series B Pfd            1,020        $102,075

    Total Private Holdings   (Cost $2,766,211)                $2,656,976


    CASH & EQUIVALENTS                 9.8%

        Fidelity Daily Money Market Fund                      $1,380,601
        Fidelity US Treasury Income Fund                      $1,191,758
        State Street Repos                                    $1,000,000

    Total Cash & Equivalents (Cost $3,572,359)                $3,572,359


   TOTAL INVESTMENT PORTFOLIO             100%               $36,360,278
          (Cost $31,489,154)

     The accompanying notes are an integral part of these financial  statements.
                                        5

                    AH&H PARTNERS FUND LIMITED PARTNERSHIP
                    Statement of Assets and Liabilities
                          As of December 31, 1997
                               (Audited)



                                                         Year Ended
                                                         Dec. 31, 1997
                                                         --------------
ASSETS

  Investments at value (Cost Basis $31,489,154)            $36,360,278
  Cash                                                          $3,545



   Total Assets                                            $36,363,823
                                                          -------------
                                                          -------------
LIABILITIES

  Accrued management fees                                      $90,660
  Accrued capital withdrawals                               $2,010,793
  Prepaid contributions                                       $100,000
  Accrued BOD fees                                              $5,000
                                                         -------------

Total Liabilities                                           $2,206,453
                                                          -------------

NET ASSETS                                                  $34,157,370
                                                          -------------
                                                          -------------


     The accompanying notes are an integral part of these financial statements.

                      AH&H PARTNERS FUND LIMITED PARTNERSHIP
                           Statement of Operations
                      For the year ended December 31, 1997
                                 (audited)



                                                        Year Ended
                                                        Dec. 31, 1997
                                                       ----------------
    INVESTMENT INCOME

      Income:
         Dividends                                         $209,661
         Interest                                           $39,138
                                                       ----------------
      Total Income                                         $248,799

      Expenses:
         Management Fees                                   $363,349
         Other expenses                                     $12,707
                                                       ---------------
      Total expenses                                       $376,056

     Net investment loss                                  ($127,257)
                                                       ---------------
                                                       ---------------

   NET REALIZED & UNREALIZED GAIN(LOSS)
     Net realized gain                                    $2,287,605

     Net unrealized appreciation                           ($632,036)

     Net gain on investments                              $1,655,569
                                                        ---------------

     NET INCREASE IN NET ASSETS                           $1,528,312
                                                        ---------------
                                                        ---------------






     The accompanying notes are an integral part of these financial statements.

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                       Statement of Changes in Net Assets
                   For year ended Dec. 31, 1997
                                 (audited)


                                                        Year Ended
                                                        Dec. 31, 1997
                                                       ------------------

   INCREASE IN NET ASSETS

      Operations:
        Net investment loss                                ($127,257)
        Net realized Gain from investments                $2,287,605
        Net unrealized depreciation                        ($632,036)
                                                       ----------------

   Net increase in net assets from operations             $1,528,312

   Contributions to capital                               $3,345,000

   Withdrawals from capital                              ($5,572,001)
                                                       -----------------

   DECREASE IN NET ASSETS                                  ($698,689)

   Net assets at beginning of period                     $34,856,059

   NET ASSETS AT END OF PERIOD                           $34,157,370
                                                       -----------------
                                                       -----------------








     The accompanying notes are an integral part of these financial statements.

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                          Notes to Financial Statements
                          For Year ended Dec. 31, 1997
                                 (audited)




 1 - SIGNIFICANT ACCOUNTING POLICIES

    The AH&H Partners Fund Limited Partnership(the "Partnership")was organized June 8,1990 as a Massachusetts limited partnership and is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company. The Agreement of Limited Partnership was amended and restated on September 13,1990, April 1,1992 and January 1,1996. The Partner-ship operates under the Investment Company Act of 1940(the "1940 Act") as an interval fund. The Partnership's interests are not registered under the Securities Act of 1933.

    Adams, Harkness & Hill, Inc., a Massachusetts Corporation, serves as Managing General Partner. The Managing General Partner must maintain a capital account balance equal to the lesser of 1% of the sum of all the positive capital account balances of all the Partners or the greater of $500,000 or 0.2% of the sum of the positive capital account balances of all the Partners.

    The policies described below are followed consistently by the Partner-ship in preparation of its financial statements in conformity with generally accepted accounting principles.

    Security Valuation

    Portfolio securities which are traded on U.S. stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is valued at the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at "fair value" as determined in good faith by the general partner.

    Securities Sold Short

    The Partnership is engaged in selling securities short, which obligates the Partnership to replace a security borrowed by purchas-ing the same security at current market value. The Partnership would incur a loss if the price of the security increases between the date of the short sale and the date on which the Partnership replaces the borrowed security. The Partnership would realize a gain if the price of the security declines between those dates.

    Securities Transactions and Investment Income

    Securities transactions are recorded on a trade-date basis. Securities gains or losses are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, includ-ing original issue discount, where applicable, is recorded on an accrual basis, except for bonds trading "flat", in which case interest is recorded when received.

                      AH&H PARTNERS FUND LIMITED PARTNERSHIP
                           Notes to Financial Statements
                       For year ended Dec. 31, 1997
                                   (audited)




 1 - SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Federal and State Income Taxes

    No federal or state income tax is imposed on the Partnership as an entity. The Partnership's income, gains, losses, deductions and credits flow through to the Partners. Each partner must include his or her share of partnership income in his or her tax returns.


 2 - INVESTMENT ADVISORY AGREEMENTS & TRANSACTIONS WITH AFFILIATED PERSONS

    The Partnership has an investment advisory agreement with the Managing General Partner. Certain individuals who are executive officers and directors of the Managing General Partner are also Limited Partners of the Partnership.

    For the year ended December 31, 1997, the Managing
    General Partner received fees of $363,349 for investment and advisory services under the agreement. The fee is paid quarterly with an annual fee basis of 1%. In addition, the Partnership Agreement provides for a performance allocation from the Limited Partners to the General Partner, equal to 15% of the return which exceeds a cumulative 6% annual return. The performance allocation, if there is one, is determined after the close of the calendar year.


 3 - INVESTMENT TRANSACTIONS

    Purchases and proceeds from sales of investment securities (excluding short term investments) for the six months ended June 30, 1997 aggregated $22,077,647 and $17,862,906 respectively.


 4 - SIGNIFICANT SUBSEQUENT EVENT

    The Partnership agreement provides for a Partnership termination date of December 31, 2050.